Post balance sheet events	6 Months Ended
Jun. 30, 2026
Post balance sheet events
Post balance sheet events

17. Post balance sheet events

As part of the ongoing on-market share buyback programme, NatWest Group plc has repurchased and cancelled a further 9.02 million shares since 30 June 2026 for a total consideration (excluding fees) of £59.64 million.

Other than as disclosed in this document, there have been no significant events between 30 June 2026 and the date of approval of this announcement which would require a change to, or additional disclosure, in the announcement.